Cover	Sep. 15, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K originally filed with the Securities and Exchange Commission on September 22, 2025 is being filed solely to correct certain typographical errors in the section entitled Appointment of David J. Swanberg below.
Document Period End Date	Sep. 15, 2025
Entity File Number	000-53497
Entity Registrant Name	VIVOS INC.
Entity Central Index Key	0001449349
Entity Tax Identification Number	80-0138937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1030 N Center Parkway
Entity Address, City or Town	Kennewick
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99352
City Area Code	(509)
Local Phone Number	736-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false